Cat Financial Financing Activities (Details 2) (Finance Receivables, USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Contractual maturities of outstanding finance receivables
2015	$ 9,155
2016	6,038
2017	4,239
2018	2,169
2019	1,231
Thereafter	1,111
Total amounts due	23,943
Guaranteed Residual value	323
Unguaranteed Residual value	622
Less: Unearned Income	(822)
Total Finance Receivables	24,066	24,061	23,308
Retail Installment Contracts
Contractual maturities of outstanding finance receivables
2015	2,308
2016	1,736
2017	1,184
2018	587
2019	174
Thereafter	10
Total amounts due	5,999
Guaranteed Residual value	0
Unguaranteed Residual value	0
Less: Unearned Income	(106)
Total Finance Receivables	5,893
Retail finance leases
Contractual maturities of outstanding finance receivables
2015	2,956
2016	2,064
2017	1,159
2018	513
2019	209
Thereafter	131
Total amounts due	7,032
Guaranteed Residual value	323
Unguaranteed Residual value	622
Less: Unearned Income	(630)
Total Finance Receivables	7,347
Retail Notes
Contractual maturities of outstanding finance receivables
2015	3,891
2016	2,238
2017	1,896
2018	1,069
2019	848
Thereafter	970
Total amounts due	10,912
Guaranteed Residual value	0
Unguaranteed Residual value	0
Less: Unearned Income	(86)
Total Finance Receivables	$ 10,826